RELATED PARTY TRANSACTIONS - Other Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	$ 150,777	$ 59,578	$ 27,972
Amount due from (to) related party	43,977	14,010
Vessel operating expenses	(96,860)	(55,946)	(53,163)
Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues	73,931	28,327	13,730
Voyage, charter-hire and commission expenses	(83,201)	(38,781)	(11,140)
The Cool Pool Limited
Related Party Transaction [Line Items]
Time and voyage charter revenues	177,139	77,975	37,345
Vessel operating expenses	(16,717)	(7,683)	(7,681)
The Cool Pool Limited
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	151,152	59,838	32,254
Amount due from (to) related party	43,985	14,004
The Cool Pool Limited | The Cool Pool Limited
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	151,152	59,838	32,254
Magni Partners
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	(375)	(260)	(4,282)
Amount due from (to) related party	(8)	6
Magni Partners | Recharge for Advisory Services
Related Party Transaction [Line Items]
Due to related parties	400	300	3,900
Magni Partners | Recharge for Disposal of Golar Power
Related Party Transaction [Line Items]
Due to related parties			$ 3,000
Magni Partners | Recharge for Board Member Travel
Related Party Transaction [Line Items]
Due to related parties	$ 40	300
Magni Partners | Recharge for Other Travel and Out of Pocket Expenses
Related Party Transaction [Line Items]
Due to related parties		$ 300